SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

In connection with the Company’s private placements, the Company issued warrants to investors to purchase the the ordinary shares at various price. A summary of warrants activity for the years ended September 30, 2024, 2023 and 2022 was as follows:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2022	-	$-	-
Granted	275,000	8.80	2.0
Exercisable, September 30, 2023	275,000	$8.80	1.3
Granted	7,336,245	2.52	0.3
Expired	(7,336,245)	2.52	-
Outstanding, September 30, 2024	275,000	$8.80	0.3
Exercisable, September 30, 2024	275,000	$8.80	0.3

SCHEDULE OF NON-CONTROLLING INTEREST

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2023	$468,427	$28,754	$497,181
Net loss attributable to non-controlling interest	(5,281)	(47,643)	(52,924)
Foreign currency translation adjustment	(140)	(1,269)	(1,409)
As of September 30, 2024	$463,006	$(20,158)	$442,848